Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense		$ 7,666	$ 2,466,745
Deferred tax expense (benefit)	(1,031,461)	(80,599)	(2,845,588)
Income taxes provision (benefit)	$ (1,031,461)	$ (72,933)	$ (378,843)